UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/08

Date of reporting period: 07/01/07 - 6/30/08

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




1370 Pittsford Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Annual Report
June 30, 2008


Management's Discussion of Fund Performance

August 25, 2008
Dear Fellow Shareholders:

We are very proud to present the June 2008 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

For the overall market, the first quarter of 2008 was the worst performing quarter since September 2002 with the S&P 500 dropping nearly 10%. A rise in oil prices, the housing slump, the still lingering effects of the sub-prime market debacle and encroaching inflation helped fuel this downward slide. Nothing spoke of this market despair more than the March 26th Wall Street Journal headline that blared out "Stocks Tarnished by 'Lost Decade.'" The basic summary of the article: Investors who had their money in a index fund since 1999 are barely even and are actually losing money had they invested in 2000.

The second quarter of 2008 was ushered in with small gains in April and May, though the financial sector of the market was hit hard in June, which led to negative returns in the second quarter of 2008. The blight of continued rising oil prices tarnished the Federal Reserve rate cut to 2% on April 30th. The S&P dropped 2.75% during the quarter leaving the index at negative (12.83%) for the calendar year through June and down 13.12% for the past 12 month period. June was cited as the worst month on record for the S&P 500 since 1930.

The news gets worse had you been in foreign markets. With the exception of Brazil, many of the most popular foreign markets suffered far worse declines than our own S&P 500. Through the middle of April, the S&P 500 was down 10.6% from its October peak. Europe and Britain fared slightly better, being down only 8.4%-8.9%. Germany and India both fell more than 15%, whereas Japan dropped 22.4%. The worst, though, was China, down 38.6% (it had fallen nearly 50% since October but bounced back after the government lowered transaction taxes).

The foreign markets continue to slide with Developed international markets and emerging markets down (8.16%) and (9.96%) just during the month of June. We have avoided these markets since we have intentionally stayed within the US domestic stocks with multinational exposures; thereby getting overseas growth without the geopolitical and currency risk exposure.

One of the areas we saw as an opportunity at the end of last year was the more defensive-oriented pharmaceutical and biotechnology industries. It was also clear the market had really become a stock-pickers market, with many solid companies falling in tandem with their more leveraged counterparts. A disciplined methodology focusing on down-side risk seemed most appropriate in the kind of market turbulence we've just experienced (and may experience in the near-term).

Indeed, these defensive-oriented positions have held up well in the first half of the year; remember regardless of economics, health care is needed on a day-to-day basis whatever the stock market does. Our concentration of buying some of our stocks with attractive dividends continues to pay us while their prices may be depressed; therefore benefiting us quarterly during a weak market. In the end, while past performance can never guarantee future results, we've been very grateful to see both Series rank this year among the top 10 performers in their respective Lipper Leader categories on a year-to-date basis, showing our conservative style has done well.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF JUNE 30, 2008
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


	We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc - Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of June 30 2008, and the related statements of operations and changes in net assets for the years ended June 30, 2008, 2007 and 2006, and the financial highlights for each of the five years ended June 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2008, and the results of its operations and changes in net assets for the years ended June 30, 2008, 2007, and 2006 and its financial highlights for each of the five years ended June 30, 2008 in conformity with accounting principles generally accepted in the United States of America.






/s/ Rotenberg & Co., LLP
Rotenberg & Co., LLP
Rochester, New York
  August 23, 2008


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,164,439				$  3,579,284

Cash	                                     1,049,023

Accrued Interest and Dividends				       8,722

Prepaid Expenses					                    749

Total Assets			 				$  4,637,778


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses				                 $     16,612
Unsettled Trades				                     (283,022)


NET ASSETS

Net Assets (Equivalent to $12.94 per share
   based on 378,856.325 shares of stock outstanding)   4,904,188


Total Liabilities and Net Assets			        $ 4,637,778

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      378,856.325 Shares Outstanding		        $  4,809,289

Accumulated Net Investment Loss				      (319,946)

Net Unrealized Appreciation on Investments		       414,845

Net Assets at June 30, 2008					  $  4,904,188




The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2008


		Historical
Common Stocks - 100%	Shares   Cost	Value

Computers - Software - 15.0%
   Microsoft Corp.	  6,200	  151,626	  170,562
   Oracle	       11,000	  119,262	  231,000
   Synopsis, Inc.	        5,600	  115,460	  133,840
                                  ---------   ---------
		              386,348	  535,402

Medical Products and Supplies -8.6%
  Johnson & Johnson	  2,400     136,714	  154,416
  Medtronic Inc.	        3,000	 147,940	  155,250
                                  ---------   ---------
                                    284,654     309,666

Electrical Equipment - 8.5%
   Corning Inc.	        7,300	  71,366	  168,265
   General Electric Co.  5,100      145,357	  136,119
                                  ---------   ---------
		             216,723	  304,384

Banking and Finance - 7.4%
   Fiserv, Inc.	        3,000	   75,229	  136,110
   Fannie Mae	        4,200      140,730       81,942
   Fifth Third Bancorp.  4,600	   96,271	    46,828
                                  ---------   ---------
 	      		 312,230	  264,880

Pharmaceuticals -7.0%
   Mylan Inc.	       10,800	 179,051	  130,356
   Pfizer Inc.	        6,800	 155,526	  118,796
                                  ---------   ---------
  		            334,577	  249,152

Oil & Related - 5.6%
   Helmerich & Paine	  2,800	  69,200     201,656

Retail - Specialty - 5.5%
   Fastenal Co.	        4,600	160,394      198,536

Office Equipment - 4.9%
   Xerox Corp.	       13,000	  177,294	   176,280

Biotech - 4.9%
  Genentech Inc.	        2,300	 154,107	  174,570

Semiconductors - 4.8%
   Intel Corp.	        4,100      80,666	   88,068
   National
     Semiconductor Corp. 4,100	  77,257	   84,214
                                  ---------   ---------
		            157,923	 172,282




		Historical
Common Stocks - 100%	Shares	Cost	Value

Retail - General - 4.7%
   Fred's Inc. Class A   15,000	  152,560	  168,600

Automotive - 4.2%
   Gentex Corp.	        10,300 	 147,681	 148,732

Commercial Services - 3.2%
   Paychex, Inc.	         3,625	 120,153     113,390

Foods & Beverages - 3.1%
   Sensient Technologies  4,000	 80,550	 112,640

Paper & Related Products - 2.7%
   Avery Dennison Corp.   2,200	 114,734      96,646

  Computers - Hardware - 2.7%
   Dell Corp.	         4,350	  90,055	  95,178

Insurance - 2.5%
   Gallagher Arthur J&Co. 3,700	  92,691	  89,170

Computers- Networking - 2.5%
   Cisco Systems, Inc.	   3,800	  55,371	  88,388

Utilities - Natural Resources - 2.2%
   Chesapeake Utilities
      Corp.               3,100	  57,194	  79,732











Total Investments in Securities     $ 3,164,439	$ 3,579,284







The accompanying notes are an integral part of these statements.






UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2008, 2007 AND 2006

	               2008	      2007	     2006
INVESTMENT INCOME:
   Dividends	          $ 121,723	$ 120,940	$  87,909

EXPENSES:
   Management fees	       53,669	    52,868	    46,736
   Legal and Professional	 12,020	    11,468	    12,113
   Director's Fees	        1,200	     1,200	     1,200
   D&O/E&O	              7,685	     5,129	    11,340
   Fidelity Bond	              1,058	     1,058	       936
   Taxes	                309	       472	       518
   Telephone	               137	       208	       234
   Registration Fees	       1,275          1,137	       969
   Custodian Fees	             2,865	     2,772	     2,751
   Dues and Subscriptions	 2,484	     2,075	     1,926
                           --------       --------    --------
Total expense	            82,702	    78,387	    78,723
                           --------       --------    --------
Net investment income (loss)	 39,021	    42,553	      9,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
     securities transactions	  2,740	   271,683	    236,874
Unrealized appreciation
     (depreciation) during
      the period	          (598,228)       546,434    (197,111)
                           --------       --------    --------
Net gain (loss) on
      investments	          (595,488)       818,117	    39,763
                           --------       --------    --------

INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS	   $(556,467)      $860,670	  $ 48,949

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
JUNE 30, 2008, 2007 AND 2006

	                              2008          2007	      2006
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)	      $    39,021	   $    42,553  $     9,186
  Net realized gain (loss) from
      security transactions	                  2,740	 271,683	   236,874
  Net change in unrealized appreciation
      (depreciation) of investments        (598,228)	 546,434      (197,111)
                                        ------------  -----------  -------------
Increase (decrease) in net assets
      resulting from operations            (556,467)      860,670	    48,949

CAPITAL SHARE TRANSACTION:
  Sales	                           368,454	       483,725	   535,360
  Redemptions	                           (71,018)     (678,722)	  (181,377)
Total capital share transactions	          297,436      (194,997)	   353,983
                                        ------------  -----------  -------------
Increase in net assets	                    (259,031)      665,673	   402,932

NET ASSETS:
  Beginning of period	                   5,163,219	    4,497,546	 4,094,614
  End of period	                        $4,904,188	   $5,163,219	$4,497,546


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2008


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $18,898 to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock. The Series made a distribution of its long term capital gains of $242,509 and ordinary income of $9,254 to its shareholders on June 28, 2006 in the form of stock dividends equal to 19,233.233 shares of stock. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006 in the form of stock dividends equal to 10,586.286 shares of stock. The Series made a distribution of its long term capital gains of $74,306, its short term capital gains of $70,928 and ordinary income of $17,901 to its shareholders on June 27, 2007 in the form of stock dividends equal to 10,992.948 shares of stock. The Series made a distribution of its long term capital gains of $86,821 and ordinary income of $22,790 to its shareholders on December 26, 2007 in the form of stock dividends equal to 7,735.411 shares of stock. The Series made a distribution of its ordinary income of $14,355 to its shareholders on June 27, 2008 in the form of stock dividends equal to 1,104.207 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2008, the Series purchased $1,509,753 of common stock. During the same period, the Series sold $1,275,745 of common stock.

For the year ended June 30, 2007, the Series purchased $1,524,478 of common stock. During the same period, the Series sold $1,660,698 of common stock.

For the year ended June 30, 2006, the Series purchased $677,002 of common stock. During the same period, the Series sold $1,369,364 of common stock.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $647,125 and the gross unrealized depreciation for all securities totaled $232,280, or a net unrealized appreciation of $414,845. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $3,164,439.

At June 30, 2007 the gross unrealized appreciation for all securities totaled $1,025,092 and the gross unrealized depreciation for all securities totaled $12,020, or a net unrealized appreciation of $1,013,072. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $2,927,692.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $603,934 and the gross unrealized depreciation for all securities totaled $137,296, or a net unrealized appreciation of $466,638. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $2,792,229.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2008, 2007 and 2006, the fund paid investment advisory fees of $53,669, $52,868 and $46,736, respectively.

On June 30, 2008, the fund had $4,412 included in accrued expenses, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

		Shares	Amount

	Balance at June 30, 2005	       293,023.811	$ 3,644,886

	Shares sold during 2006	        37,416.865	    535,360
	Shares Redeemed During 2006	       (12,537.319)	   (181,377)
	Reinvestment of Distributions,
         December 28, 2005	               1,338.392         18,898
	Reinvestment of Distributions,
         June 28, 2006	                    19,233.233	    251,763
	Balance at June 30, 2006	        338,474.982	$ 4,269,530

	Shares sold during 2007	         34,186.763        483,725
	Shares Redeemed During 2007	        (45,494.035)      (678,722)
	Reinvestment of Distributions,
         December 27, 2006	               10,586.286        150,219
	Reinvestment of Distributions,
         June 27, 2007                     10,992.948        163,135
	Balance at June 30, 2007	        348,746.944	$ 4,387,887

	Shares sold during 2008	         26,404.727	    368,454
	Shares Redeemed During 2008	         (5,134.964)	    (71,018)
	Reinvestment of Distributions,
         December 26, 2007	                7,735.411	    109,611
	Reinvestment of Distributions,
         June 27, 2008	                     1,104.207	     14,355

	Balance at June 30, 2008	        378,856.325	$ 4,809,289

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2008, 2007, 2006, 2005, and 2004


	        2008	    2007	    2006	    2005	    2004

NET ASSET VALUE,
  beginning of period	$ 14.81	$ 13.29	$ 13.97	$ 14.49	$ 12.69

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment
     income (loss)        0.10	   0.12 	   0.03	   0.02	   (0.03)
  Net gain (loss) on
    securities both
    realized and
    unrealized	       (2.31)       0.49      (1.56)	  (1.47)	   1.44

Total from investment
    operations	       (2.21)	   0.61	  (1.53)	  (1.45)       1.41

DISTRIBUTIONS
 Dividends	        0.34	   0.91	   0.85	   0.93	    0.39

NET ASSET VALUE,
   end of period	     $ 12.94	$ 14.81	$ 13.29	$ 13.97	$ 14.49


NET ASSETS,
    end of period   $4,904,188  $5,163,219  $4,497,546  $4,094,614  $3,932,293


	            Actual	Actual	Actual	Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*	  1.6%	  1.6%	  1.8%	  1.6%     1.6%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*	  0.8% 	  0.9%	  0.2%	 0.2%	    (0.2)%

PORTFOLIO TURNOVER RATE*	 25.0%	 30.4%	 15.3%	 18.2%    22.6%

TOTAL RETURN	           (10.8)%	 18.6%	  1.3%	2.8%	    17.4%

* Per share amounts calculated using the average shares method











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF JUNE 30, 2006
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series


	We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc - Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of June 30 2008, and the related statements of operations and changes in net assets for the years ended June 30, 2008, 2007 and 2006, and the financial highlights for each of the five years ended June 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2008, and the results of its operations and changes in net assets for the years ended June 30, 2008, 2007, and 2006 and its financial highlights for each of the five years ended
June 30, 2008 in conformity with accounting principles generally accepted in the United States of America.

/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
  August 23, 2008



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008

ASSETS

Investments in securities, at fair value,
        identified cost of $513,973					$ 651,777

Cash				                               113,268

Accrued interest and dividends			                     1,285

Prepaid expenses								            675

Due from investment advisor							      156

Total assets									$ 767,161


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     3,217


NET ASSETS

Net assets (equivalent to $12.90 per share
    based on 59,214.456 shares of stock outstanding)             763,944

Total Liabilities and Net Assets						$ 767,161

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      59,214.456 Shares Outstanding					$ 656,537

Accumulated net investment loss					       (30,397)

Net unrealized appreciation on investments		             137,804

Net assets at June 30, 2008							$ 763,944




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2008


		Historical
Common Stocks - 100%	Shares	     Cost	    Value

Electrical Equipment - 10.4%
   Corning, Inc.	       1,000	     7,874	    23,050
   General Electric Co.   800	    23,546	    21,352
   Ultralife Batteries,
      Inc.	       2,200	    12,432	    23,518
                                    --------    --------
		               43,852	    67,920
Metal Fabrication & Hardware - 8.5%
   Graham Corp.	         750	      2,279	    55,582

Banking & Finance - 8.1%
   Community Bank System 1,200 	    23,452	    24,744
   M&T Bank Corp.	         400	    38,896     28,216
                                    --------    --------
		               62,348      52,960

Real Estate & Related - 6.8%
   Home Properties Inc.   400	    16,297	    19,224
   Sovran Self Storage	   600	    23,459	    24,936
                                    --------    --------
		               39,756	    44,160

Medical Products & Supplies - 5.2%
   Greatbatch Technologies 850	    18,984	    14,705
   Johnson & Johnson	    300	    17,108	    19,302
                                    --------    --------
		               36,092      34,007
Steel - 4.9%
   Gilbraltar Industries
     Inc.	       2,000	    25,111	    31,940

Railroads - 4.7%
   Genesee & Wyoming
      Class A	         900	     2,522	    30,618

Utilities - Natural Resources - 4.5%
   National Fuel Gas Co.  500	    11,250	    29,740

Retail - Specialty - 4.4%
   Christopher & Banks
      Corp.               700	    12,106	     4,760
   Fastenal Co.	         550	    19,186	    23,738
                                    --------    --------
		               31,292	    28,498

Electronic Components - 4.4%
   Astronics Corp.	 1,400	    15,396	    19,474
   IEC Electronics
     Corp.	       4,518	     6,984	     8,991
                                    --------    --------
		               22,380	    28,465

Commercial Services - 4.2%
   Harris Interactive,
      Inc.	       6,600	    23,306	    13,266
   Paychex, Inc.	         450	    11,885	    14,076
                                    --------    --------
		               35,191	    27,342

Computers - Software - 4.2%
   Oracle	       1,300	$  16,642	$  27,300




		Historical
Common Stocks - 100%	Shares	     Cost	     Value

Aerospace - 4.0%
   Moog, Inc. Class A	    337	     2,926	    12,550
   Northrop Grumman	    200	     2,536	    13,380
                                    --------    --------
		                5,462	    25,930
Automotive - 3.6%
   Monro Muffler Brake
      Inc.	        1,500	   23,212	    23,250

Photographic Equipment and Suppliers - 3.5%
   Eastman Kodak	        1,600	   34,170	    23,088

Telecommunications  - 3.1%
   Citizens
      Communications     1,800	   20,663	    20,412

Office Equipment - 3.1%
   Xerox Corp.	        1,475	   21,399	    20,001

Computers - Services - 2.7%
   Computer Task Group,
     Inc.	        3,500	   11,872	    17,920

Apparel - 2.7%
   Hartmarx Corp.	        8,000	   31,788	    17,360

Foods & Beverages - 2.4%
   Constellation Brands,
     Inc.	          800	    5,017	    15,888

Computers - Hardware - 1.2%
   Dell Corporation	    350	   10,734	     7,658

Computers - Distributors - 1.1%
   Ingram Micro	          400	    4,230	     7,100

Packaging and Containers - 1.0%
   Mod Pac Corporation	  1,500	    7,002	     6,330

Airlines - 0.5%
   Southwest Airlines Co.  250	    3,447	     3,260

Machinery - 0.4%
   Columbus McKinnon Corp. 100	    2,344	     2,408

Industrial Materials - 0.2%
   Servotronics, Inc.	    100	      937	     1,500

Health Care Service Provider -0.2%
  VirtualScopics Inc.	  2,000	    2,981	     1,140





Total Investments in Securities	 $ 513,973	 $ 651,777



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2008, 2007, AND 2006

	      				2008	      2007	     2006
INVESTMENT INCOME:
        Dividends					$   15,049	$    9,665	$    8,146

EXPENSES:
        Management fees	      	     9,448	     8,117	     7,292
        Reimbursement of Management Fees      (156)	    (1,000)	    (2,520)
        Legal and Professional	           1,380	     1,384	     1,515
        Director's Fees	      	     1,200	     1,200	     1,200
        D&O/E&O	      			       902	       522	     1,260
        Fidelity Bond	     			       117	       117	       104
        Taxes	     				       150	       454	       450
        Telephone	     				       137	       208	       234
        Registration Fees	     		       300	       418	       418
        Custodian Fees	    			       394	       224	       186
        Dues and Subscriptions	           1,284	     1,275      1,126
                                           -------     ------     ------
Total expense	                           15,156	    12,919     11,265
                                           -------     ------     ------
Net investment income (loss)	                 (107)	    (3,254)	   (3,119)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from securities
     transactions	                           21,036	     3,805	   37,655
Unrealized appreciation
    (depreciation) during the period	  (100,995)    80,397	   23,218
                                           -------     ------     ------
Net gain (loss) on investments	         (79,959)    84,202	   60,873

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS	            $  (80,066) $  80,948	$  57,754

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
JUNE 30, 2008, 2007, AND 2006

	      				  2008	    2007	     2006
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)	 	$      (107)  $    (3,254)  $   (3,119)
   Net realized gain (loss) from
       security transactions	      	     21,036	         3,805	    37,655
   Net change in unrealized appreciation
      (depreciation) of investments	   (100,995)       80,397	    23,218
                                        -----------   -----------   -----------
Increase (decrease) in net assets
       resulting from operations	          (80,066)	  80,948	    57,754

CAPITAL SHARE TRANSACTIONS:
   Sales	    				    122,449	        15,512	    28,003
   Redemptions	      			     (6,000)           -        (2,907)
                                        -----------   -----------   -----------
Total capital share transactions	          116,449	        15,512	    25,096
                                        -----------   -----------   -----------
Increase in net assets	                      36,383	        96,460	    82,850

NET ASSETS:
   Beginning of period	                     727,561	       631,101	   548,251
   End of period	                         $ 763,944	     $ 727,561	 $ 631,101

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS JUNE 30, 2008



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $42,105 to its shareholders on June 28, 2006, in the form of stock dividends equal to 3,243.841 shares of stock. The Series made a distribution of its long-term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 286.269 shares of stock. The Series made a distribution of its long-term capital gains of $24,796 to its shareholders on December 26, 2007, in the form of stock dividends equal to 1,711.274 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2008, the Series purchased $216,441 of common stock. During the same period, the Series sold $122,654 of common stock.

For the year ended June 30, 2007, the Series purchased $54,739 of common stock. During the same period, the Series sold $32,472 of common stock.

For the year ended June 30, 2006, the Series purchased $92,681 of common stock. During the same period, the Series sold $94,535 of common stock.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $205,277 and the gross unrealized depreciation for all securities totaled $67,473, or a net unrealized appreciation of $137,804. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $513,973.

At June 30, 2007, the gross unrealized appreciation for all securities totaled $255,545 and the gross unrealized depreciation for all securities totaled $16,747, or a net unrealized appreciation of $238,798. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $399,149.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $185,791 and the gross unrealized depreciation for all securities totaled $27,391, or a net unrealized appreciation of $158,400. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $373,078.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2008, 2007 and 2006, the fund paid investment advisory fees of $9,292, $7,117 and $4,772, respectively.

On June 30, 2008, the fund had $816 included in accrued expenses, as owed to Carosa, Stanton and DePaolo Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

		Shares	Amount


	Balance at June 30, 2005	                    42,573.698	$ 428,729

	Shares sold during 2006	                     1,951.828	   28,003
	Shares redeemed during 2006	                      (204.415)	   (2,907)
	Reinvestment of Distributions, June 28, 2006	    3,243.841	   42,105

	Balance at June 30, 2006	                    47,564.952	$ 495,930


	Shares sold during 2007	                     1,143.476	   15,512
	Shares redeemed during 2007	                            -            -
	Reinvestment of Distributions, December 27, 2006   286.269	    3,850

	Balance at June 30, 2007	                    48,994.697	$ 515,292

	Shares sold during 2008	                     8,926.488	  122,449
	Shares redeemed during 2008	                      (418.003)	   (6,000)
	Reinvestment of Distributions, December 26, 2007 1,711.274	   24,796

       Balance at June 30, 2008				   59,214.456	$ 656,537


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2008, 2007, 2006, 2005, and 2004


	             2008	      2007	    2006	   2005    2004

NET ASSET VALUE,
    beginning of period	$ 14.85  $  13.27  $  12.88  $ 12.22  $  9.80

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
     (loss)	             (0.00)	(0.07)    (0.07)	   (0.10)	(0.11)
  Net gain (loss) on
     securities both
     realized and
     unrealized	             (2.43)	 1.57     (0.49)	    0.76	 2.53
Total from investment
     operations	             (2.43)     1.50	    (0.56)	    0.66	 2.42

DISTRIBUTIONS
    Dividends	               .48	  .08	      .95	       -	    -

NET ASSET VALUE,
    end of period	           $ 12.90   $ 14.85	  $ 13.27   $ 12.88  $ 12.22

NET ASSETS, end of period  $763,944  $727,561  $631,101  $548,251 $490,582



	      Actual	Actual	Actual	Actual	Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*	   2.0%	  2.0%	 1.9%	        2.0%	 2.0%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*	   2.0%	  2.1%	 2.4%	        2.2%	 2.4%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*  (0.0)%	 (0.5)%	(0.5)%	 (0.8)%	(1.0)%

PORTFOLIO TURNOVER RATE* 16.2%	  5.0%	15.8%	        4.6%	11.3%

TOTAL RETURN	       (10.2)%	 12.5%	10.6%	        5.4%	24.7%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
ACTUAL	1/1/08              	6/30/08             	Expense Ratio	During Period+
Unrestricted Series	$ 1,000.00	$   926.93	        1.6%	      $  7.64
Greater Western
   New York Series	   1,000.00	     918.21	        2.0%	      $  9.51
HYPOTHETICAL++
Unrestricted Series	   1,000.00	  1,025.00	        1.6%	      $  8.03
Greater Western
   New York Series	   1,000.00	  1,025.00	        2.0%	      $10.04

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2008 to June 30, 2008).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS
Christopher Carosa, 48  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 49      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential


Terrance B. Mulhern, 46 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 52  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Betsy Kay Carosa, 48    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 49   Director;Audit  Term of Office:  Teacher                  2            N/A
  73 San Gabriel Drive  Committee       N/A              Pittsford Mendon HS
  Rochester                             Length of Time
  NY, 14610                             Served:
                                        Since 2006

John P. Lamberton, 48   Director        Term of Office:  Founder, General Partner 2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 48 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction


Michael J. Morris, 47   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Lois Niland, 56         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              VP Sales & Marketing,
  Pittsford,                            Length of Time   Complemar Partners
  NY 14534                              Served:          President, Icon Design
                                        Since 2006       General Manager, Xerox

Michael W. Reynolds, 48 Director        Term of Office:  Marketing Consultant           2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville,            Committee       Length of Time   Chakra Communications
  NY  14068                             Served:          Vice-President
                                        Since 2000       Quinlan & Company






PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the independent directors noted the unprecedented access they have to the adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser;
2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than it peers (as reported by Lipper).
3. The cost of Adviser services and the profits realized by the Adviser - the independent directors noted the Adviser is not charging and is not receiving an excessive amount of profit for, among other reasons, its continued subsidization of the Greater Western New York Series.
4. Extent to which economies of scale would be realized as a fund group - the independent directors noted the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
5. Do fee levels reflect economies of scale for the benefit of fund investors?
- the independent directors noted the adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million. The independent directors noted there was an increase in expenses primarily due to the D&O/E&O costs and expressed a desire for increased direct marketing in order to further take advantage of economies of scale.
6. For the above comparison of fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.



Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2008     06/30/2007

            Audit Fees              $10,200          $9,600

            Audit-Related Fees      $     0          $    0
            Tax Fees                $ 2,000          $2,000
            All Other Fees          $     0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 28, 2008